Transactions with Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Contributions of Non-controlling Shareholders
Corresponds to the contributions and returns made by the partners of the subsidiary Viva Negocio Inmobiliario S.A. for the realization of real estate projects. As of December 31, the balances include:

	2018	2019	2020
Contributions received	3,399	152	18
Returns of contributions	(87,841)	(33,148)	(15,743)

	(84,442)	(32,996)	(15,725)

Plus:
Contributions from other subsidiaries	15,120	—	—

Decrease in equity of non controlling parties	(69,322)	(32,996)	(15,725)